DISCONTINUED OPERATIONS - Assets and Liabilities of Business Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets of a business held for sale	$ 133,272	$ 149,605
Total liabilities of a business held for sale	37,058	47,751
Non-dating | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	8,677	12,670
Other current assets	3,847	7,866
Property and equipment, net	6,774	7,467
Goodwill	74,396	74,395
Intangible assets, net	31,488	37,585
Other non-current assets	8,090	9,622
Total assets of a business held for sale	133,272	149,605
Accounts payable	3,467	2,034
Deferred revenue	22,886	24,900
Accrued expenses and other current liabilities	8,771	18,530
Other long-term liabilities	1,934	2,287
Total liabilities of a business held for sale	$ 37,058	$ 47,751